Quarterly Report
March 31, 2021
MFS®  Corporate Bond Portfolio
MFS® Variable Insurance Trust II
BDS-Q1

Portfolio of Investments
3/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 95.7%
Aerospace – 3.1%
Huntington Ingalls Industries, Inc., 3.483%, 12/01/2027	$630,000	$679,335
Huntington Ingalls Industries, Inc., 4.2%, 5/01/2030	351,000	389,099
L3Harris Technologies, Inc., 3.85%, 6/15/2023	1,083,000	1,155,373
L3Harris Technologies, Inc., 2.9%, 12/15/2029	632,000	650,666
Northrop Grumman Corp., 2.93%, 1/15/2025	1,488,000	1,582,968
Raytheon Technologies Corp., 4.125%, 11/16/2028	517,000	581,878
TransDigm, Inc., 6.25%, 3/15/2026 (n)	1,109,000	1,175,429
TransDigm, Inc., 4.625%, 1/15/2029 (n)	633,000	623,372
		$6,838,120
Apparel Manufacturers – 0.1%
Tapestry, Inc., 4.125%, 7/15/2027	$210,000	$227,894
Asset-Backed & Securitized – 0.1%
Bayview Financial Revolving Mortgage Loan Trust, FLR, 1.709% (LIBOR - 1mo. + 1.6%), 12/28/2040 (n)	$88,455	$92,590
JPMorgan Chase Commercial Mortgage Securities Corp., 5.563%, 7/15/2042 (n)	113,786	93,873
Lehman Brothers Commercial Conduit Mortgage Trust, 0.583%, 2/18/2030 (i)	15,062	0
		$186,463
Automotive – 3.0%
Allison Transmission, Inc., 5.875%, 6/01/2029 (n)	$1,048,000	$1,145,805
Daimler Finance North America LLC, 1.45%, 3/02/2026 (n)	584,000	578,610
Hyundai Capital America, 3%, 2/10/2027 (n)	1,274,000	1,324,798
Hyundai Capital America, 6.375%, 4/08/2030 (n)	352,000	441,616
Lear Corp., 3.8%, 9/15/2027	1,276,000	1,388,554
Toyota Motor Credit Corp., 3.375%, 4/01/2030	847,000	918,713
Volkswagen Group of America Finance LLC, 3.35%, 5/13/2025 (n)	604,000	648,280
		$6,446,376
Broadcasting – 2.2%
Discovery, Inc., 4.125%, 5/15/2029	$373,000	$411,806
Discovery, Inc., 5.3%, 5/15/2049	600,000	715,975
Netflix, Inc., 4.875%, 6/15/2030 (n)	577,000	664,439
Prosus N.V., 3.832%, 2/08/2051 (n)	542,000	474,634
RELX Capital, Inc., 3%, 5/22/2030	422,000	437,373
Walt Disney Co., 3.5%, 5/13/2040	1,366,000	1,441,623
Walt Disney Co., 3.6%, 1/13/2051	593,000	625,681
		$4,771,531
Brokerage & Asset Managers – 1.0%
Intercontinental Exchange, Inc., 2.1%, 6/15/2030	$1,456,000	$1,401,749
Intercontinental Exchange, Inc., 1.85%, 9/15/2032	412,000	376,700
Intercontinental Exchange, Inc., 3%, 9/15/2060	413,000	364,716
		$2,143,165
Building – 1.6%
CRH America Finance, Inc., 4.5%, 4/04/2048 (n)	$896,000	$1,028,993
Martin Marietta Materials, Inc., 4.25%, 7/02/2024	850,000	931,583
Martin Marietta Materials, Inc., 3.5%, 12/15/2027	747,000	817,324
Vulcan Materials Co., 3.5%, 6/01/2030	671,000	718,987
		$3,496,887
Business Services – 3.5%
Equinix, Inc., 2.625%, 11/18/2024	$838,000	$882,480
Equinix, Inc., 3%, 7/15/2050	661,000	580,665
Fiserv, Inc., 2.25%, 6/01/2027	817,000	834,694

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Business Services – continued
Fiserv, Inc., 4.4%, 7/01/2049	$711,000	$818,051
Global Payments, Inc., 2.9%, 5/15/2030	963,000	978,518
MSCI, Inc., 4%, 11/15/2029 (n)	791,000	813,512
MSCI, Inc., 3.625%, 9/01/2030 (n)	119,000	121,005
MSCI, Inc., 3.875%, 2/15/2031 (n)	802,000	819,484
NXP B.V./NXP Funding LLC, 3.15%, 5/01/2027 (n)	379,000	402,531
Visa, Inc., 3.65%, 9/15/2047	865,000	953,537
Western Union Co., 2.85%, 1/10/2025	495,000	518,708
		$7,723,185
Cable TV – 3.6%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)	$304,000	$309,837
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 5/01/2032 (n)	305,000	308,813
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	58,000	75,380
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.375%, 5/01/2047	1,079,000	1,250,548
Comcast Corp., 1.95%, 1/15/2031	524,000	503,603
Comcast Corp., 2.8%, 1/15/2051	1,333,000	1,218,092
Cox Communications, Inc., 3.5%, 8/15/2027 (n)	803,000	871,704
Cox Communications, Inc., 4.6%, 8/15/2047 (n)	332,000	379,424
Sirius XM Holdings, Inc., 5.5%, 7/01/2029 (n)	292,000	315,725
Sirius XM Radio, Inc., 5.375%, 7/15/2026 (n)	353,000	364,472
Sirius XM Radio, Inc., 5%, 8/01/2027 (n)	594,000	623,136
Sirius XM Radio, Inc., 4.125%, 7/01/2030 (n)	644,000	644,741
Time Warner Cable, Inc., 4.5%, 9/15/2042	955,000	1,018,270
		$7,883,745
Chemicals – 0.7%
Alpek SAB de C.V., 3.25%, 2/25/2031 (n)	$948,000	$937,572
RPM International, Inc., 3.75%, 3/15/2027	69,000	75,912
Sherwin-Williams Co., 4.5%, 6/01/2047	500,000	582,485
		$1,595,969
Computer Software – 1.5%
Dell International LLC/EMC Corp., 4.9%, 10/01/2026 (n)	$1,456,000	$1,651,065
Microsoft Corp., 2.525%, 6/01/2050	1,047,000	953,482
VeriSign, Inc., 4.625%, 5/01/2023	763,000	766,815
		$3,371,362
Computer Software - Systems – 0.9%
Apple, Inc., 2.05%, 9/11/2026	$2,000,000	$2,066,395
Conglomerates – 1.6%
Carrier Global Corp., 3.377%, 4/05/2040	$302,000	$298,930
Roper Technologies, Inc., 4.2%, 9/15/2028	681,000	766,361
Roper Technologies, Inc., 2.95%, 9/15/2029	450,000	468,322
Roper Technologies, Inc., 2%, 6/30/2030	437,000	415,882
Westinghouse Air Brake Technologies Corp., 3.2%, 6/15/2025	1,501,000	1,587,352
		$3,536,847
Consumer Products – 1.5%
Kimberly-Clark Corp., 3.1%, 3/26/2030	$193,000	$207,295
Mattel, Inc., 3.75%, 4/01/2029 (n)	1,102,000	1,115,004
Reckitt Benckiser Treasury Services PLC, 3%, 6/26/2027 (n)	1,876,000	2,006,668
		$3,328,967
Consumer Services – 2.2%
Booking Holdings, Inc., 3.65%, 3/15/2025	$283,000	$308,122
Booking Holdings, Inc., 3.6%, 6/01/2026	1,761,000	1,924,461
Booking Holdings, Inc., 3.55%, 3/15/2028	486,000	530,487

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Consumer Services – continued
IHS Markit Ltd., 3.625%, 5/01/2024	$310,000	$332,576
IHS Markit Ltd., 4.25%, 5/01/2029	465,000	524,281
MercadoLibre, Inc., 3.125%, 1/14/2031	790,000	752,080
Service Corp. International, 5.125%, 6/01/2029	482,000	517,282
		$4,889,289
Containers – 1.2%
Ball Corp., 4%, 11/15/2023	$1,009,000	$1,072,693
Ball Corp., 4.875%, 3/15/2026	587,000	656,448
Ball Corp., 2.875%, 8/15/2030	878,000	845,734
		$2,574,875
Electrical Equipment – 1.0%
Arrow Electronics, Inc., 3.875%, 1/12/2028	$1,979,000	$2,146,460
Electronics – 2.8%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027	$1,180,000	$1,281,744
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.5%, 1/15/2028	976,000	1,035,696
Broadcom, Inc., 4.3%, 11/15/2032	1,056,000	1,148,777
Broadcom, Inc., 3.469%, 4/15/2034 (n)	1,314,000	1,321,901
Sensata Technologies, Inc., 4.375%, 2/15/2030 (n)	1,150,000	1,206,246
		$5,994,364
Emerging Market Quasi-Sovereign – 0.4%
Ecopetrol S.A., 5.375%, 6/26/2026	$301,000	$337,535
Ecopetrol S.A., 6.875%, 4/29/2030	451,000	549,048
		$886,583
Emerging Market Sovereign – 0.7%
Republic of Panama, 2.252%, 9/29/2032	$1,528,000	$1,452,379
Energy - Independent – 0.2%
Hess Corp., 5.8%, 4/01/2047	$297,000	$353,271
Energy - Integrated – 1.3%
Cenovus Energy, Inc., 5.375%, 7/15/2025	$766,000	$860,537
Eni S.p.A., 4.75%, 9/12/2028 (n)	761,000	872,813
Eni S.p.A., 4.25%, 5/09/2029 (n)	650,000	725,223
Total Capital International S.A., 3.127%, 5/29/2050	437,000	410,066
		$2,868,639
Financial Institutions – 2.2%
AerCap Ireland Capital DAC, 4.875%, 1/16/2024	$434,000	$472,189
AerCap Ireland Capital DAC, 3.65%, 7/21/2027	1,576,000	1,652,872
Avolon Holdings Funding Ltd., 2.125%, 2/21/2026 (n)	294,000	281,096
Avolon Holdings Funding Ltd., 4.25%, 4/15/2026 (n)	243,000	254,413
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)	624,000	652,044
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)	621,000	615,597
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	841,000	789,755
		$4,717,966
Food & Beverages – 4.2%
Anheuser-Busch InBev Worldwide, Inc., 3.5%, 6/01/2030	$594,000	$641,843
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038	527,000	597,750
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049	566,000	727,568
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 4/15/2058	444,000	510,121
Aramark Services, Inc., 6.375%, 5/01/2025 (n)	534,000	566,040
Aramark Services, Inc., 5%, 2/01/2028 (n)	539,000	559,347
Constellation Brands, Inc., 4.25%, 5/01/2023	1,605,000	1,721,680

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Food & Beverages – continued
Constellation Brands, Inc., 2.875%, 5/01/2030	$168,000	$171,539
Constellation Brands, Inc., 3.75%, 5/01/2050	242,000	251,084
Diageo Capital PLC, 2.375%, 10/24/2029	1,023,000	1,032,041
JBS USA LLC/JBS USA Finance, Inc., 6.75%, 2/15/2028 (n)	938,000	1,030,909
JBS USA Lux S.A./JBS USA Finance, Inc., 6.5%, 4/15/2029 (n)	714,000	806,463
SYSCO Corp., 2.4%, 2/15/2030	148,000	146,850
SYSCO Corp., 4.45%, 3/15/2048	268,000	301,823
		$9,065,058
Gaming & Lodging – 2.4%
GLP Capital LP/GLP Financing II, Inc., 5.75%, 6/01/2028	$1,365,000	$1,574,623
GLP Capital LP/GLP Financing II, Inc., 5.3%, 1/15/2029	319,000	357,583
Hilton Domestic Operating Co., Inc., 4.875%, 1/15/2030	922,000	978,058
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032 (n)	588,000	570,713
Marriott International, Inc., 4%, 4/15/2028	1,026,000	1,091,951
Marriott International, Inc., 2.85%, 4/15/2031	325,000	319,369
Sands China Ltd., 3.8%, 1/08/2026	220,000	233,677
		$5,125,974
Insurance - Health – 1.1%
Centene Corp., 3.375%, 2/15/2030	$334,000	$337,130
UnitedHealth Group, Inc., 4.625%, 7/15/2035	1,690,000	2,054,763
		$2,391,893
Insurance - Property & Casualty – 2.0%
Aon Corp., 3.75%, 5/02/2029	$1,376,000	$1,513,095
Hartford Financial Services Group, Inc., 3.6%, 8/19/2049	874,000	904,945
Liberty Mutual Group, Inc., 3.951%, 10/15/2050 (n)	476,000	489,531
Marsh & McLennan Cos., Inc., 4.75%, 3/15/2039	740,000	910,361
Marsh & McLennan Cos., Inc., 4.35%, 1/30/2047	471,000	542,883
		$4,360,815
Machinery & Tools – 0.9%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$515,000	$561,346
CNH Industrial Capital LLC, 1.875%, 1/15/2026	288,000	291,414
CNH Industrial Capital LLC, 3.85%, 11/15/2027	905,000	1,000,213
		$1,852,973
Major Banks – 10.6%
Australia and New Zealand Banking Group Ltd., 2.57%, 11/25/2035 (n)	$827,000	$776,636
Bank of America Corp., 3.124% to 1/20/2022, FLR (LIBOR - 3mo. + 1.16%) to 1/20/2023	1,232,000	1,258,245
Bank of America Corp., 3.004%, 12/20/2023	739,000	768,568
Bank of America Corp., 4.125%, 1/22/2024	1,142,000	1,248,111
Bank of America Corp., 3.5%, 4/19/2026	2,000,000	2,191,512
Bank of America Corp., 3.419% to 12/20/2027, FLR (LIBOR - 3mo. + 1.04%) to 12/20/2028	351,000	376,256
Bank of America Corp., 2.676% to 6/19/2040, FLR (SOFR + 1.93%) to 6/19/2041	721,000	673,589
Commonwealth Bank of Australia, 3.61% to 9/12/2029, FLR (CMT - 1yr. + 2.05%) to 9/12/2034 (n)	431,000	445,664
Commonwealth Bank of Australia, 3.305%, 3/11/2041 (n)	849,000	820,590
Credit Agricole S.A., 1.247% to 1/26/2026, FLR (SOFR + 0.89162%) to 1/26/2027 (n)	447,000	436,992
Credit Suisse Group AG, 4.5% to 3/03/2031, FLR (CMT - 1yr. + 3.554%) to 12/31/2099 (n)	452,000	421,490
Goldman Sachs Group, Inc., 2.6%, 2/07/2030	565,000	571,481
HSBC Holdings PLC, 2.357% to 8/18/2030, FLR (SOFR + 1.947%) to 8/18/2031	1,345,000	1,293,436
HSBC Holdings PLC, 5.25%, 3/14/2044	293,000	356,637
JPMorgan Chase & Co., 3.125%, 1/23/2025	688,000	736,871
JPMorgan Chase & Co., 3.54%, 5/01/2028	1,709,000	1,859,002
JPMorgan Chase & Co., 3.897% to 1/23/2048, FLR (LIBOR - 3mo. + 1.22%) to 1/23/2049	1,111,000	1,219,011
Morgan Stanley, 4.431% to 1/23/2029, FLR (LIBOR - 3mo. + 1.63%) to 1/23/2030	439,000	502,360
Morgan Stanley, 2.699% to 1/22/2030, FLR (SOFR + 1.143%) to 1/22/2031	2,000,000	2,033,641
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR + 3.12%) to 4/01/2031	2,049,000	2,222,051

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Sumitomo Mitsui Financial Group, Inc., 1.71%, 1/12/2031	$1,054,000	$978,587
UBS Group AG, 3.126% to 8/13/2029, FLR (LIBOR - 3mo. + 1.468%) to 8/13/2030 (n)	454,000	475,475
UBS Group AG, 4.375% to 2/10/2031, FLR (CMT - 1yr. + 3.313%) to 12/31/2099 (n)	961,000	948,027
UniCredit S.p.A., 2.569% to 9/22/2025, FLR (CMT - 1yr. + 2.3%) to 9/22/2026 (n)	350,000	351,256
		$22,965,488
Medical & Health Technology & Services – 4.4%
Alcon, Inc., 2.6%, 5/27/2030 (n)	$492,000	$493,011
Alcon, Inc., 3.8%, 9/23/2049 (n)	247,000	255,496
Becton, Dickinson and Co., 3.734%, 12/15/2024	161,000	175,868
Becton, Dickinson and Co., 4.685%, 12/15/2044	847,000	1,006,607
Becton, Dickinson and Co., 4.669%, 6/06/2047	955,000	1,136,844
Cigna Corp., 3.2%, 3/15/2040	263,000	262,620
HCA, Inc., 4.75%, 5/01/2023	910,000	980,444
HCA, Inc., 5.25%, 6/15/2026	978,000	1,123,614
HCA, Inc., 5.875%, 2/01/2029	807,000	940,155
HCA, Inc., 3.5%, 9/01/2030	122,000	123,408
HCA, Inc., 5.125%, 6/15/2039	207,000	247,322
IQVIA Holdings, Inc., 5%, 5/15/2027 (n)	856,000	903,761
Laboratory Corp. of America Holdings, 3.25%, 9/01/2024	917,000	982,806
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	217,000	246,996
Thermo Fisher Scientific, Inc., 2.95%, 9/19/2026	555,000	593,937
		$9,472,889
Medical Equipment – 1.4%
Abbott Laboratories, 4.75%, 11/30/2036	$836,000	$1,033,447
Boston Scientific Corp., 3.75%, 3/01/2026	548,000	604,791
Boston Scientific Corp., 2.65%, 6/01/2030	339,000	341,633
Danaher Corp., 2.6%, 10/01/2050	726,000	640,119
Teleflex, Inc., 4.625%, 11/15/2027	125,000	132,344
Teleflex, Inc., 4.25%, 6/01/2028 (n)	191,000	197,924
		$2,950,258
Metals & Mining – 2.1%
Anglo American Capital PLC, 2.25%, 3/17/2028 (n)	$389,000	$383,841
Anglo American Capital PLC, 2.625%, 9/10/2030 (n)	827,000	810,022
Anglo American Capital PLC, 2.875%, 3/17/2031 (n)	454,000	450,212
FMG Resources Ltd., 4.375%, 4/01/2031 (n)	897,000	913,819
Freeport-McMoRan Copper & Gold, Inc., 4.625%, 8/01/2030	817,000	889,080
Glencore Funding LLC, 4.125%, 5/30/2023 (n)	863,000	922,866
Glencore Funding LLC, 2.5%, 9/01/2030 (n)	293,000	281,550
		$4,651,390
Midstream – 3.8%
Cheniere Corpus Christi Holdings LLC, 3.7%, 11/15/2029	$512,000	$539,289
Energy Transfer Operating Co., 5%, 5/15/2050	378,000	388,711
Enterprise Products Operating LLC, 3.7%, 1/31/2051	1,201,000	1,178,711
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 9/30/2027 (n)	1,365,000	1,364,415
Galaxy Pipeline Assets Bidco Ltd., 2.16%, 3/31/2034 (n)	489,000	473,718
MPLX LP, 4.5%, 4/15/2038	1,197,000	1,302,428
MPLX LP, 4.7%, 4/15/2048	61,000	65,636
Plains All American Pipeline LP, 4.65%, 10/15/2025	301,000	329,687
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/2029	323,000	321,837
Sabine Pass Liquefaction LLC, 5.625%, 3/01/2025	133,000	152,026
Sabine Pass Liquefaction LLC, 5.875%, 6/30/2026	289,000	338,416
Sabine Pass Liquefaction LLC, 5%, 3/15/2027	414,000	471,015
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028	1,021,000	1,119,550
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030	203,000	227,657
		$8,273,096

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – 0.0%
Freddie Mac, 3.244%, 8/25/2027	$69,000	$76,185
Municipals – 1.4%
Florida State Board of Administration Finance Corp. Rev., “A”, 1.705%, 7/01/2027	$1,146,000	$1,150,210
New Jersey Economic Development Authority State Pension Funding Rev., “A”, NPFG, 7.425%, 2/15/2029	1,500,000	1,918,744
		$3,068,954
Natural Gas - Distribution – 2.7%
NiSource Finance Corp., 4.8%, 2/15/2044	$761,000	$887,266
NiSource, Inc., 2.95%, 9/01/2029	1,371,000	1,410,308
NiSource, Inc., 5.65%, 2/01/2045	475,000	608,705
Sempra Energy, 3.25%, 6/15/2027	2,779,000	2,971,496
		$5,877,775
Natural Gas - Pipeline – 0.7%
APT Pipelines Ltd., 5%, 3/23/2035 (n)	$1,375,000	$1,593,761
Network & Telecom – 1.4%
AT&T, Inc., 2.75%, 6/01/2031	$741,000	$737,378
AT&T, Inc., 3.55%, 9/15/2055 (n)	577,000	526,902
Verizon Communications, Inc., 2.1%, 3/22/2028	159,000	159,825
Verizon Communications, Inc., 3.15%, 3/22/2030	310,000	326,686
Verizon Communications, Inc., 4.812%, 3/15/2039	247,000	294,956
Verizon Communications, Inc., 3.4%, 3/22/2041	580,000	586,093
Verizon Communications, Inc., 4.522%, 9/15/2048	310,000	358,529
		$2,990,369
Oils – 0.8%
Puma International Financing S.A., 5%, 1/24/2026	$604,000	$592,524
Valero Energy Corp., 4.9%, 3/15/2045	950,000	1,064,886
		$1,657,410
Other Banks & Diversified Financials – 0.6%
Groupe BPCE S.A., 4.5%, 3/15/2025 (n)	$760,000	$834,388
Mizrahi Tefahot Bank Ltd., 3.077%, 4/07/2031 (n)	416,000	415,480
		$1,249,868
Pollution Control – 0.6%
Republic Services, Inc., 3.95%, 5/15/2028	$1,100,000	$1,227,053
Real Estate - Office – 0.8%
Alexandria Real Estate Equities, Inc., REIT, 2%, 5/18/2032	$299,000	$277,723
Boston Properties, Inc., REIT, 2.55%, 4/01/2032	1,068,000	1,023,003
Corporate Office Property LP, 2.75%, 4/15/2031	442,000	427,074
		$1,727,800
Real Estate - Other – 0.3%
Prologis LP, REIT, 2.25%, 4/15/2030	$637,000	$629,396
Real Estate - Retail – 1.8%
Brixmor Operating Partnership LP, REIT, 4.125%, 5/15/2029	$114,000	$122,995
Brixmor Operating Partnership LP, REIT, 4.05%, 7/01/2030	418,000	449,950
National Retail Properties, Inc., REIT, 3.5%, 4/15/2051	284,000	277,997
Realty Income Corp., REIT, 3.25%, 1/15/2031	371,000	391,332
Spirit Realty, LP, 4.45%, 9/15/2026	303,000	335,963
Spirit Realty, LP, 3.2%, 2/15/2031	368,000	368,094
STORE Capital Corp., 4.5%, 3/15/2028	119,000	130,911
STORE Capital Corp., 4.625%, 3/15/2029	179,000	199,078

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Real Estate - Retail – continued
VEREIT Operating Partnership LP, REIT, 3.4%, 1/15/2028	$329,000	$346,689
VEREIT Operating Partnership LP, REIT, 3.1%, 12/15/2029	1,317,000	1,344,419
		$3,967,428
Restaurants – 0.3%
Yum! Brands, Inc., 4.625%, 1/31/2032	$608,000	$621,172
Retailers – 2.0%
Alimentation Couche-Tard, Inc., 3.8%, 1/25/2050 (n)	$500,000	$499,695
Dollar Tree, Inc., 4%, 5/15/2025	874,000	964,646
Dollar Tree, Inc., 4.2%, 5/15/2028	368,000	412,444
Home Depot, Inc., 3.3%, 4/15/2040	1,070,000	1,123,678
Home Depot, Inc., 4.875%, 2/15/2044	760,000	963,062
Kohl's Corp., 3.375%, 5/01/2031	368,000	368,302
		$4,331,827
Specialty Stores – 0.1%
Nordstrom, Inc., 4.25%, 8/01/2031 (n)	$308,000	$307,739
Telecommunications - Wireless – 3.9%
American Tower Corp., REIT, 3%, 6/15/2023	$1,049,000	$1,103,791
American Tower Corp., REIT, 4%, 6/01/2025	1,000,000	1,099,348
American Tower Corp., REIT, 3.6%, 1/15/2028	1,133,000	1,221,520
American Tower Corp., REIT, 3.8%, 8/15/2029	553,000	601,705
Crown Castle International Corp., 3.15%, 7/15/2023	878,000	929,620
Crown Castle International Corp., 4.45%, 2/15/2026	338,000	380,199
Crown Castle International Corp., 3.7%, 6/15/2026	533,000	582,294
Millicom International Cellular S.A., 4.5%, 4/27/2031 (n)	556,000	578,240
T-Mobile USA, Inc., 2.625%, 4/15/2026	597,000	607,448
T-Mobile USA, Inc., 2.05%, 2/15/2028 (n)	795,000	780,841
T-Mobile USA, Inc., 4.5%, 4/15/2050 (n)	613,000	686,952
		$8,571,958
Telephone Services – 0.8%
AT&T, Inc., 2.55%, 12/01/2033 (n)	$753,000	$713,854
Deutsche Telekom AG, 3.625%, 1/21/2050 (n)	959,000	970,415
		$1,684,269
Transportation - Services – 0.5%
ERAC USA Finance LLC, 3.85%, 11/15/2024 (n)	$272,000	$298,440
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	421,000	605,851
ERAC USA Finance LLC, 4.5%, 2/15/2045 (n)	201,000	230,372
		$1,134,663
U.S. Treasury Obligations – 1.1%
U.S. Treasury Bonds, 3.5%, 2/15/2039 (f)	$1,243,000	$1,487,376
U.S. Treasury Bonds, 3%, 2/15/2048	802,500	896,825
		$2,384,201
Utilities - Electric Power – 6.6%
Berkshire Hathaway Energy Co., 4.5%, 2/01/2045	$597,000	$690,206
Berkshire Hathaway Energy Co., 4.25%, 10/15/2050	195,000	222,712
Duke Energy Corp., 3.75%, 9/01/2046	1,234,000	1,237,524
Duke Energy Progress LLC, 3.45%, 3/15/2029	582,000	632,231
Emera U.S. Finance LP, 3.55%, 6/15/2026	378,000	409,708
Enel Finance International N.V., 2.65%, 9/10/2024	1,077,000	1,132,769
Enel Finance International N.V., 3.625%, 5/25/2027 (n)	471,000	509,221
Enel Finance International N.V., 4.75%, 5/25/2047 (n)	460,000	542,788
Evergy, Inc., 2.9%, 9/15/2029	1,510,000	1,537,901

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
Eversource Energy, 2.9%, 10/01/2024	$499,000	$532,048
FirstEnergy Corp., 4.4%, 7/15/2027	707,000	760,025
FirstEnergy Corp., 3.4%, 3/01/2050	1,264,000	1,099,680
Georgia Power Co., 3.7%, 1/30/2050	128,000	130,849
NextEra Energy Capital Holdings, Inc., 3.15%, 4/01/2024	1,283,000	1,367,564
NextEra Energy Operating Co., 4.5%, 9/15/2027 (n)	1,000,000	1,081,250
Pacific Gas & Electric Co., 2.1%, 8/01/2027	544,000	532,471
PG&E Corp., 5.25%, 7/01/2030	231,000	245,218
PPL Capital Funding, Inc., 5%, 3/15/2044	590,000	701,489
Southern Co., 2.95%, 7/01/2023	440,000	460,793
Virginia Electric & Power Co., 2.875%, 7/15/2029	579,000	602,664
		$14,429,111
Total Bonds		$208,141,505
Investment Companies (h) – 4.2%
Money Market Funds – 4.2%
MFS Institutional Money Market Portfolio, 0.05% (v)	9,163,510	$9,163,510

Other Assets, Less Liabilities – 0.1%		190,568
Net Assets – 100.0%		$217,495,583
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $9,163,510 and $208,141,505, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $54,022,177, representing 24.8% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Derivative Contracts at 3/31/21
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Short	USD	131	$17,152,812	June – 2021	$338,381
U.S. Treasury Ultra Note 10 yr	Short	USD	48	6,897,000	June – 2021	248,808
						$587,189

Portfolio of Investments (unaudited) – continued

Futures Contracts − continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	60	$13,243,594	June – 2021	$(1,710)
U.S. Treasury Ultra Bond	Long	USD	42	7,611,187	June – 2021	(363,388)
						$(365,098)
At March 31, 2021, the fund had liquid securities with an aggregate value of $131,626 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of March 31, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$2,384,201	$—	$2,384,201
Non - U.S. Sovereign Debt	—	2,338,962	—	2,338,962
Municipal Bonds	—	3,068,954	—	3,068,954
U.S. Corporate Bonds	—	158,757,452	—	158,757,452
Residential Mortgage-Backed Securities	—	76,185	—	76,185
Commercial Mortgage-Backed Securities	—	93,873	—	93,873
Asset-Backed Securities (including CDOs)	—	92,590	—	92,590
Foreign Bonds	—	41,329,288	—	41,329,288
Mutual Funds	9,163,510	—	—	9,163,510
Total	$9,163,510	$208,141,505	$—	$217,305,015
Other Financial Instruments
Futures Contracts – Assets	$587,189	$—	$—	$587,189
Futures Contracts – Liabilities	(365,098)	—	—	(365,098)
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$4,930,371	$34,136,431	$29,903,292	$—	$—	$9,163,510
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,178	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.